Equity-based compensation - Summary of non-vested share movements (Details) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2021 USD ($) shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Unvested shares at January 1 (in shares) | shares	5,627	5,417
Vested (in shares) | shares	(2,447)	(1,258)
Forfeited (in shares) | shares	(358)	(417)
Unvested shares at December 31 (in shares) | shares	4,793	5,627
Outstanding, beginning balance, weighted average fair value at grant date (in dollars per share) | $ / shares	$ 60.96	$ 54.90
Vested, weighted average fair value at grant date (in dollars per share) | $ / shares	55.48	50.94
Forfeited, weighted average fair value at grant date (in dollars per share) | $ / shares	71.74	62.50
Outstanding, ending balance, weighted average fair value at grant date (in dollars per share) | $ / shares	$ 69.16	$ 60.96
Fair value, beginning balance, unvested | $	$ 343	$ 297
Fair value, vested | $	(136)	(64)
Fair value, forfeited | $	(26)	(26)
Fair value, ending balance, unvested | $	$ 331	$ 343
Restricted awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares) | shares	1,453	1,456
Granted, weighted average fair value at grant date (in dollars per share) | $ / shares	$ 76.61	$ 72.05
Fair value, granted | $	$ 111	$ 105
Performance awards
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares) | shares	518	429
Granted, weighted average fair value at grant date (in dollars per share) | $ / shares	$ 74.48	$ 72.71
Fair value, granted | $	$ 39	$ 31